Cover	Sep. 30, 2026
Cover [Abstract]
Entity Registrant Name	GEE GROUP INC.
Entity Central Index Key	0000040570
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2026
Entity File Number	1-05707
Entity Incorporation State Country Code	IL
Entity Tax Identification Number	36-6097429
Entity Address Address Line 1	7751 Belfort Parkway
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32256
City Area Code	630
Local Phone Number	954-0400
Security 12b Title	Common Stock, no par value
Trading Symbol	JOB
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false